CERTIFICATION OF STRONG HERITAGE RESERVE SERIES, INC. ON BEHALF OF THE
                               FOLLOWING SERIES:

                           Strong Heritage Money Fund

STRONG HERITAGE RESERVE SERIES, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statement of Additional Information for the Strong Heritage Money Fund - Investor Class, Advisor Class, and Institutional Class shares, filed by the Registrant with the Securities and Exchange Commission on February 27, 2003 (with an effective date of March 1, 2003) pursuant to Post-Effective Amendment No. 25 (File Nos. 33-59361; 811-7285) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Prospectuses and Statement of Additional Information for the Strong Heritage Money Fund that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.


                                     STRONG HERITAGE RESERVE SERIES, INC.

                                          /s/ RICHARD W SMIRL
                                          --------------------------------------
                                     By:  Richard W. Smirl
                                     Title:  Vice President and Secretary

                                     Dated:  March 4, 2003